Pioneer High Yield Fund

Schedule of Investments | January 31, 2021

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

Schedule of Investments | 1/31/21 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 98.1%
		COMMON STOCKS - 0.5% of Net Assets
		Energy Equipment & Services - 0.4%
	142,597(a)	FTS International, Inc.	$2,404,185
		Total Energy Equipment & Services	$2,404,185
		Oil, Gas & Consumable Fuels - 0.1%
	23	Amplify Energy Corp.	$42
	6,967,063^(a)	Ascent CNR Corp.	209,012
	30,000(a)	Whiting Petroleum Corp.	610,200
		Total Oil, Gas & Consumable Fuels	$819,254
		TOTAL COMMON STOCKS
		(Cost $5,666,134)	$3,223,439
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	1,561(b)	Wells Fargo & Co., 7.5%	$2,254,084
		Total Banks	$2,254,084
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $1,767,832)	$2,254,084
	Principal Amount USD ($)
		COLLATERALIZED MORTGAGE OBLIGATION - 0.0%† of Net Assets
	213,341	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$132,651
		TOTAL COLLATERALIZED MORTGAGE OBLIGATION
		(Cost $207,110)	$132,651
		CONVERTIBLE CORPORATE BONDS - 3.3% of Net Assets
		Airlines - 0.5%
	2,603,000	Air Canada, 4.0%, 7/1/25 (144A)	$3,533,572
		Total Airlines	$3,533,572
		Biotechnology - 0.3%
	1,714,000	Insmed, Inc., 1.75%, 1/15/25	$2,072,077
		Total Biotechnology	$2,072,077
		Commercial Services - 0.2%
	1,248,750	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,230,147
		Total Commercial Services	$1,230,147
		Computers - 0.4%
	2,070,000	Pure Storage, Inc., 0.125%, 4/15/23	$2,332,745
		Total Computers	$2,332,745
		Engineering & Construction - 0.3%
	1,765,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,889,805
		Total Engineering & Construction	$1,889,805
		Healthcare-Products - 0.3%
	1,775,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)	$1,990,861
		Total Healthcare-Products	$1,990,861
		Internet - 0.3%
	1,755,000	Palo Alto Networks, Inc., 0.375%, 6/1/25 (144A)	$2,315,086
		Total Internet	$2,315,086
		Leisure Time - 0.2%
	915,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$1,111,362
		Total Leisure Time	$1,111,362
		Media - 0.2%
	1,596,000	DISH Network Corp., 3.375%, 8/15/26	$1,471,660
		Total Media	$1,471,660
		Pharmaceuticals - 0.5%
	2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)	$2,171,816
	2,122,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	1,028,648
		Total Pharmaceuticals	$3,200,464
		REITs - 0.1%
	473,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$465,311
		Total REITs	$465,311
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $19,596,863)	$21,613,090
		CORPORATE BONDS - 87.3% of Net Assets
		Advertising - 1.4%
	300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$315,750
	990,000	Lamar Media Corp., 3.625%, 1/15/31 (144A)	998,663
	5,857,000(c)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	5,974,140
	1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	1,071,900
	975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	1,032,281
		Total Advertising	$9,392,734
		Aerospace & Defense - 0.1%
	475,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	$522,538
		Total Aerospace & Defense	$522,538
		Airlines - 1.1%
	2,036,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$1,996,460
	225,000	Delta Air Lines, Inc., 7.375%, 1/15/26	258,348
	850,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	940,401
	Principal Amount USD ($)		Value
		Airlines - (continued)
	650,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26 (144A)	$673,969
	2,430,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	2,657,812
	662,000	United Airlines Holdings, Inc., 4.875%, 1/15/25	640,568
		Total Airlines	$7,167,558
		Apparel - 0.2%
	1,180,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$1,253,750
		Total Apparel	$1,253,750
		Auto Manufacturers - 2.9%
	2,345,000	Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$2,340,603
	1,480,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,511,006
	730,000	Ford Motor Credit Co. LLC, 4.0%, 11/13/30	746,885
	3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,273,275
	3,095,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	3,250,106
	1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,749,450
	1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	2,008,663
	4,221,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,495,365
		Total Auto Manufacturers	$19,375,353
		Auto Parts & Equipment - 1.5%
	4,585,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$4,688,162
	1,700,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	1,778,285
	3,198,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	3,397,875
	315,000	Meritor, Inc., 4.5%, 12/15/28 (144A)	319,725
		Total Auto Parts & Equipment	$10,184,047
		Banks - 2.3%
	1,575,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$1,610,437
	3,568,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,701,800
	2,396,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,503,820
	1,600,000(b)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	1,796,000
	2,195,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,258,655
	3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,608,760
		Total Banks	$15,479,472
		Building Materials - 2.9%
	270,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$288,563
	2,553,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	2,747,666
	3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	3,171,575
	1,420,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	1,454,620
	585,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)	623,025
	1,670,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	1,791,075
	4,458,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	4,870,365
	520,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	551,850
	203,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	206,806
	130,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	136,825
	2,918,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	3,093,080
		Total Building Materials	$18,935,450
		Chemicals - 2.9%
	2,860,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$2,879,519
	1,480,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,581,750
EUR	425,000	INEOS Quattro Finance 1 Plc, 3.75%, 7/15/26 (144A)	522,510
EUR	1,095,000	INEOS Quattro Finance 2 Plc, 2.5%, 1/15/26 (144A)	1,328,509
	555,000	INEOS Quattro Finance 2 Plc, 3.375%, 1/15/26 (144A)	557,081
	1,800,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	1,804,698
	1,040,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	1,045,200
	2,580,000	OCI NV, 4.625%, 10/15/25 (144A)	2,669,849
	690,000	OCI NV, 5.25%, 11/1/24 (144A)	715,875
	1,976,000	Olin Corp., 5.0%, 2/1/30	2,070,176
	1,218,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	1,306,305
	2,760,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	2,846,250
		Total Chemicals	$19,327,722
		Coal - 1.0%
	6,274,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$6,415,165
		Total Coal	$6,415,165
		Commercial Services - 4.4%
	1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$1,510,392
	3,405,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	3,711,450
	1,710,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,821,150
	2,030,000	Brink’s Co., 5.5%, 7/15/25 (144A)	2,156,875
	4,015,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	4,160,544
	295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	299,425
	4,714,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	5,173,615
	975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	1,037,156
	1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	2,047,276
	4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,435,725
	2,279,000	Sotheby’s, 7.375%, 10/15/27 (144A)	2,472,715
		Total Commercial Services	$28,826,323
	Principal Amount USD ($)		Value
		Computers - 1.0%
	1,120,000	Booz Allen Hamilton, Inc., 3.875%, 9/1/28 (144A)	$1,150,800
	237,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	241,740
	2,605,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	2,881,781
	1,275,000	NCR Corp., 5.0%, 10/1/28 (144A)	1,310,063
	635,000	NCR Corp., 5.25%, 10/1/30 (144A)	663,575
	290,000	NCR Corp., 8.125%, 4/15/25 (144A)	317,550
		Total Computers	$6,565,509
		Cosmetics/Personal Care - 0.5%
	3,080,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$3,294,768
		Total Cosmetics/Personal Care	$3,294,768
		Diversified Financial Services - 1.7%
	2,360,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$2,395,400
	3,250,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	2,388,750
	3,305,637(e)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)	2,958,545
	1,900,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,971,250
	1,275,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	1,316,438
		Total Diversified Financial Services	$11,030,383
		Electric - 2.3%
	875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$883,750
	875,000	Calpine Corp., 5.0%, 2/1/31 (144A)	899,062
	1,133,000	Calpine Corp., 5.25%, 6/1/26 (144A)	1,169,822
	915,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	935,954
	1,315,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	1,369,244
	235,288	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	249,948
	390,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	412,464
	2,830,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	3,049,325
	3,285,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	3,022,200
	2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	3,019,812
		Total Electric	$15,011,581
		Electrical Components & Equipment - 1.0%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,936,092
	1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	1,876,500
	1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,515,100
	965,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	1,084,047
		Total Electrical Components & Equipment	$6,411,739
		Electronics - 0.1%
	795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	$815,901
		Total Electronics	$815,901
		Engineering & Construction – 1.4%
	1,178,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.0%, 2/1/26 (144A)	$1,198,615
	2,070,000	KBR, Inc., 4.75%, 9/30/28 (144A)	2,142,450
	5,175,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	5,731,313
		Total Engineering & Construction	$9,072,378
		Entertainment - 3.1%
	3,536,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$3,880,760
	942,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	930,225
	2,746,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,089,250
	3,110,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	3,112,737
	903,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	949,956
	1,580,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,674,800
	1,580,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,702,450
	3,958,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,185,130
	605,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)	648,862
		Total Entertainment	$20,174,170
		Environmental Control - 1.4%
	330,000	Covanta Holding Corp., 5.0%, 9/1/30	$346,500
	5,150,000	Covanta Holding Corp., 6.0%, 1/1/27	5,379,432
	875,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	866,644
	2,225,000	Tervita Corp., 11.0%, 12/1/25 (144A)	2,419,688
		Total Environmental Control	$9,012,264
		Food - 2.5%
	4,870,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$5,003,925
	738,000	Ingles Markets, Inc., 5.75%, 6/15/23	745,380
	1,434,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	1,627,590
	4,265,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	4,376,956
	2,495,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	2,638,962
	1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,841,881
		Total Food	$16,234,694
		Forest Products & Paper - 1.6%
	2,030,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$2,100,441
	4,605,000	Mercer International, Inc., 5.125%, 2/1/29 (144A)	4,678,358
	3,858,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	4,090,946
		Total Forest Products & Paper	$10,869,745
		Healthcare-Services - 2.1%
	975,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	$1,023,750
	445,000	CHS/Community Health Systems, Inc., 6.0%, 1/15/29 (144A)	472,812
	Principal Amount USD ($)		Value
		Healthcare-Services - (continued)
	1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$1,067,950
	475,000	ModivCare, Inc., 5.875%, 11/15/25 (144A)	503,500
	1,565,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,678,463
	4,328,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	4,782,440
	2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,504,265
	2,035,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	2,096,050
		Total Healthcare-Services	$14,129,230
		Holding Companies-Diversified - 0.9%
	5,580,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$5,705,550
		Total Holding Companies-Diversified	$5,705,550
		Home Builders - 4.0%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$2,112,500
	3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	3,913,175
	1,405,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,577,112
	1,480,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	1,517,918
	2,573,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	2,714,515
	1,485,000	Empire Communities Corp., 7.0%, 12/15/25 (144A)	1,567,715
	4,767,000	KB Home, 6.875%, 6/15/27	5,613,143
	3,165,000	M/I Homes, Inc., 4.95%, 2/1/28	3,333,536
	2,963,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	3,347,360
	750,000	Williams Scotsman International, Inc., 4.625%, 8/15/28 (144A)	772,500
		Total Home Builders	$26,469,474
		Household Products/Wares - 0.2%
	1,360,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	$1,462,000
		Total Household Products/Wares	$1,462,000
		Housewares - 0.1%
	445,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$477,262
		Total Housewares	$477,262
		Internet - 0.7%
	3,907,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$4,873,983
		Total Internet	$4,873,983
		Iron & Steel - 2.0%
	2,920,000	Carpenter Technology Corp., 6.375%, 7/15/28	$3,192,758
	4,993,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	5,372,668
	290,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	340,025
	1,455,000	Commercial Metals Co., 3.875%, 2/15/31	1,489,556
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	1,300,725
	1,487,000	Commercial Metals Co., 5.75%, 4/15/26	1,543,803
		Total Iron & Steel	$13,239,535
		Leisure Time - 1.6%
	365,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$385,987
EUR	475,000	Carnival Corp., 7.625%, 3/1/26 (144A)	605,195
	500,000	Carnival Corp., 10.5%, 2/1/26 (144A)	580,625
	1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,282,050
	2,250,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	2,435,625
	1,191,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	1,379,327
	2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,880,143
	1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,165,000
		Total Leisure Time	$10,713,952
		Lodging - 1.4%
	880,000	Genting New York LLC/GENNY Capital, Inc., 3.3%, 2/15/26 (144A)	$885,620
	1,625,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	1,650,423
	1,555,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	1,597,646
	3,685,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	3,611,300
	1,270,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	1,418,336
		Total Lodging	$9,163,325
		Media - 2.9%
	2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	$2,405,645
	2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	3,011,934
	1,872,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	1,945,130
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,121,380
	1,040,000	CSC Holdings LLC, 5.75%, 1/15/30 (144A)	1,120,600
	2,672,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	2,965,920
	3,319,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,107,565
	3,191,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	3,288,676
		Total Media	$18,966,850
		Mining - 2.1%
	1,689,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$1,758,671
	1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	1,812,182
	730,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	745,608
	2,065,000	Hecla Mining Co., 7.25%, 2/15/28	2,232,781
	2,238,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	2,293,279
	1,533,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	1,729,147
	3,017,000	Novelis Corp., 5.875%, 9/30/26 (144A)	3,160,308
		Total Mining	$13,731,976
	Principal Amount USD ($)		Value
		Miscellaneous Manufacturer - 0.2%
	1,217,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$1,250,468
		Total Miscellaneous Manufacturer	$1,250,468
		Oil & Gas - 7.9%
	4,005,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$4,095,112
	1,632,000	Aker BP ASA, 3.75%, 1/15/30 (144A)	1,729,151
	4,700,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	3,701,250
	2,325,000	Cenovus Energy, Inc., 5.375%, 7/15/25	2,624,626
	2,626,000	Cenovus Energy, Inc., 6.75%, 11/15/39	3,401,677
	3,435,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	3,280,425
	1,375,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	1,395,625
	2,820,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	2,784,750
	3,550,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,678,510
	2,535,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	2,515,987
	1,788,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,812,317
	1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,285,462
	3,999,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,909,023
	3,320,000	Occidental Petroleum Corp., 4.4%, 4/15/46	2,918,280
	665,000	Occidental Petroleum Corp., 5.5%, 12/1/25	694,925
	1,790,000	Parkland Corp., 5.875%, 7/15/27 (144A)	1,915,300
	1,900,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	2,078,125
	4,690,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	2,721,255
	1,167,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,125,747
	4,889,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	2,664,505
	1,921,321	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,758,009
	523,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	269,345
		Total Oil & Gas	$52,359,406
		Oil & Gas Services - 1.2%
	1,270,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$1,297,000
	1,195,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	1,254,332
	1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,287,062
	1,920,000	SESI LLC, 7.75%, 9/15/24	748,800
	1,945,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	2,031,378
	1,300,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,387,542
		Total Oil & Gas Services	$8,006,114
		Packaging & Containers - 1.8%
	1,715,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, 4/30/25 (144A)	$1,807,181
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,410,395
	4,592,000	Greif, Inc., 6.5%, 3/1/27 (144A)	4,896,220
		Total Packaging & Containers	$12,113,796
		Pharmaceuticals - 2.8%
	2,087,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$2,315,944
	530,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	546,059
	1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,277,188
	893,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	966,405
	893,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	995,695
	1,084,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	918,690
	1,259,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	1,438,407
	1,700,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,819,000
	2,749,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,956,742
	5,598,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	5,549,857
		Total Pharmaceuticals	$18,783,987
		Pipelines - 5.2%
	4,663,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$4,644,348
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	938,107
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,553,000
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,758,000
	3,520,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	3,307,392
	68,000	EnLink Midstream LLC, 5.375%, 6/1/29	64,940
	1,375,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,337,188
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	547,856
	2,473,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,984,582
	1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	1,230,250
	1,812,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	1,913,925
	4,126,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	4,333,332
	3,167,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	3,242,311
	1,985,000	NuStar Logistics LP, 6.375%, 10/1/30	2,188,463
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,070,750
		Total Pipelines	$34,114,444
		Real Estate - 0.2%
	1,080,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29 (144A)	$1,102,950
		Total Real Estate	$1,102,950
		REITs - 3.4%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$6,286,260
	1,780,000	iStar, Inc., 4.25%, 8/1/25	1,748,850
	3,190,000	iStar, Inc., 4.75%, 10/1/24	3,272,031
	3,155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	3,197,924
	Principal Amount USD ($)		Value
		REITs - (continued)
	2,453,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	$2,623,410
	2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	2,085,276
	1,560,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,680,908
	1,585,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	1,606,560
		Total REITs	$22,501,219
		Retail - 4.1%
	2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,527,000
	1,409,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	1,447,747
	4,077,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	4,128,819
	880,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	953,792
	865,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	888,831
	905,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	1,018,120
	5,165,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	5,535,331
	1,710,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	1,710,000
	670,000	Park River Holdings, Inc., 5.625%, 2/1/29 (144A)	665,813
	1,285,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	1,313,977
	250,000	Petsmart, Inc., 4.75%, 2/15/28 (144A)	250,000
	695,000	Petsmart, Inc., 7.75%, 2/15/29 (144A)	695,000
	1,995,000	QVC, Inc., 4.375%, 9/1/28	2,074,800
	1,195,000	QVC, Inc., 4.75%, 2/15/27	1,281,189
	2,609,000	Staples, Inc., 7.5%, 4/15/26 (144A)	2,661,415
		Total Retail	$27,151,834
		Software - 0.1%
	455,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 2/1/29 (144A)	$459,550
		Total Software	$459,550
		Telecommunications - 3.9%
	4,507,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$4,540,802
	465,000	Altice France SA, 5.125%, 1/15/29 (144A)	479,531
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,496,788
	1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,162,075
	40,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	40,220
	5,850,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	6,091,313
	3,070,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	3,211,988
	800,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	827,217
	3,270,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	3,356,524
	1,996,000	Lumen Technologies, Inc., 5.8%, 3/15/22	2,085,820
	2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,718,563
		Total Telecommunications	$26,010,841
		Transportation - 1.0%
	2,200,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$2,359,500
	3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	4,002,850
		Total Transportation	$6,362,350
		Trucking & Leasing - 0.2%
	1,205,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$1,362,493
		Total Trucking & Leasing	$1,362,493
		TOTAL CORPORATE BONDS
		(Cost $553,921,329)	$575,885,833
		INSURANCE-LINKED SECURITIES - 0.5% of Net Assets#
		Event Linked Bonds - 0.1%
		Earthquakes - Peru - 0.0%†
	245,000(f)	International Bank for Reconstruction & Development, 6.021% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$245,000
		Multiperil - U.S. - 0.1%
	750,000+(f)	Caelus Re V, 0.551% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$66
	450,000(f)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)	112,500
			$112,566
		Total Event Linked Bonds	$357,566
	Face Amount USD ($)
		Collateralized Reinsurance - 0.2%
		Multiperil - U.S. - 0.0%†
	250,000+(g)	Dingle Re 2019, 2/1/22	$5,131
		Multiperil - Worldwide - 0.1%
	1,000,000+(a)(g)	Cypress Re 2017, 1/10/22	$100
	555,123+(a)(g)	Dartmouth Re 2018, 1/15/21	117,187
	584,814+(a)(g)	Gloucester Re 2018, 2/28/21	102,927
	24,000+(g)	Limestone Re 2016-1, 8/31/21	1,200
	24,000+(g)	Limestone Re 2016-1, 8/31/21	1,200
	39,000+(g)	Limestone Re 2019-2, 3/1/23 (144A)	63,746
	333,342+(a)(g)	Oyster Bay Re 2018, 1/15/21	302,541
	800,000+(a)(g)	Resilience Re, 4/6/21	80
	340,299+(a)(g)	Seminole Re 2018, 1/15/21	8,408
	442,599+(a)(g)	Walton Health Re 2018, 6/15/21	139,031
			$736,420
	Face Amount USD ($)		Value
		Windstorm - Florida - 0.1%
	400,000+(a)(g)	Formby Re 2018, 2/28/21	$70,767
	750,000+(a)(g)	Portrush Re 2017, 6/15/21	478,575
			$549,342
		Windstorm - U.S. Regional - 0.0%†
	500,000+(a)(g)	Oakmont Re 2017, 4/30/21	$14,700
		Total Collateralized Reinsurance	$1,305,593
		Reinsurance Sidecars - 0.2%
		Multiperil - U.S. - 0.0%†
	1,500,000+(a)(g)	Carnoustie Re 2017, 11/30/21	$197,700
	1,400,000+(a)(h)	Harambee Re 2018, 12/31/21	26,040
	973,488+(h)	Harambee Re 2019, 12/31/22	8,956
			$232,696
		Multiperil - Worldwide - 0.2%
	8,504+(h)	Alturas Re 2019-2, 3/10/22	$39,489
	1,000,000+(a)(g)	Bantry Re 2016, 3/31/21	80,600
	500,000+(a)(g)	Bantry Re 2017, 3/31/21	29,221
	400,000+(a)(g)	Bantry Re 2018, 12/31/21	4,560
	400,000+(g)	Bantry Re 2019, 12/31/22	13,585
	2,152,482+(a)(g)	Berwick Re 2018-1, 12/31/21	261,957
	1,067,182+(a)(g)	Berwick Re 2019-1, 12/31/22	127,528
	400,000+(h)	Blue Lotus Re 2018, 12/31/21	5,760
	15,000+(g)	Eden Re II, 3/22/22 (144A)	10,328
	37,500+(g)	Eden Re II, 3/22/22 (144A)	24,909
	7,850+(g)	Eden Re II, 3/22/23 (144A)	30,583
	2,400,000+(a)(g)	Gleneagles Re 2016, 11/30/21	74,880
	400,000+(a)(g)	Gleneagles Re 2018, 12/31/21	47,320
	800,000+(a)(h)	Lorenz Re 2018, 7/1/21	9,520
	411,569+(a)(h)	Lorenz Re 2019, 6/30/22	27,122
	900,000+(a)(g)	Merion Re 2018-2, 12/31/21	148,950
	2,000,000+(g)	Pangaea Re 2016-2, 11/30/21	3,567
	500,000+(a)(g)	Pangaea Re 2018-1, 12/31/21	10,527
	500,000+(a)(g)	Pangaea Re 2018-3, 7/1/22	10,372
	409,624+(a)(g)	Pangaea Re 2019-1, 2/1/23	8,536
	367,657+(a)(g)	Pangaea Re 2019-3, 7/1/23	13,225
	1,000,000+(a)(g)	St. Andrews Re 2017-1, 2/1/21	67,800
	868,992+(a)(g)	St. Andrews Re 2017-4, 6/1/21	85,509
	250,000+(a)(h)	Thopas Re 2018, 12/31/21	–
	600,000+(a)(h)	Thopas Re 2019, 12/31/22	23,700
	1,100,000+(a)(g)	Versutus Re 2017, 11/30/21	15,290
	450,000+(a)(g)	Versutus Re 2018, 12/31/21	1,260
	397,146+(g)	Versutus Re 2019-A, 12/31/21	15,965
	52,853+(g)	Versutus Re 2019-B, 12/31/21	2,125
	300,000+(a)(h)	Viribus Re 2018, 12/31/21	–
	127,384+(h)	Viribus Re 2019, 12/31/22	5,223
	405,831+(a)(g)	Woburn Re 2018, 12/31/21	37,391
	419,863+(a)(g)	Woburn Re 2019, 12/31/22	141,371
			$1,378,173
		Total Reinsurance Sidecars	$1,610,869
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $5,267,419)	$3,274,028
	Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.8% of Net Assets*(f)
		Aerospace & Defense - 0.3%
	125,075	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 3.851% (LIBOR + 1,450 bps), 12/31/21	$128,358
	2,010,000	Grupo Aeromexico, SAB de CV, Senior Secured Tranche 1, 9.0% (LIBOR + 800 bps), 12/31/21	2,047,688
		Total Aerospace & Defense	$2,176,046
		Automobile - 0.2%
	1,451,596	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	$1,477,451
		Total Automobile	$1,477,451
		Diversified & Conglomerate Service - 0.3%
	1,908,175	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$1,790,106
		Total Diversified & Conglomerate Service	$1,790,106
		Healthcare, Education & Childcare - 0.3%
	774,556	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$710,010
	1,047,088	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	1,076,929
		Total Healthcare, Education & Childcare	$1,786,939
		Hotel, Gaming & Leisure - 0.0%†
	256,914	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps/PRIME + 800 bps + 800 bps), 12/23/25	$261,571
		Total Hotel, Gaming & Leisure	$261,571
	Principal Amount USD ($)		Value
		Securities & Trusts - 0.6%
	3,538,286	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$3,602,417
		Total Securities & Trusts	$3,602,417
		Utilities - 0.1%
	870,625	PG&E Corp., Term Loan, 6.75% (PRIME + 350 bps), 6/23/25	$880,601
		Total Utilities	$880,601
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $11,504,540)	$11,975,131
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.4% of Net Assets
	20,000,000(i)	U.S. Treasury Bills, 2/23/21	$19,999,450
	9,000,000(f)	U.S. Treasury Floating Rate Notes, 0.38% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	$9,018,800
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $29,006,641)	$29,018,250
	Shares
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	2,136^(a)(j)	Option Care Health, Inc., 6/30/25	$3,332
	2,136^(a)(k)	Option Care Health, Inc., 6/30/25	2,670
		Total Health Care Providers & Services	$6,002
		Oil, Gas & Consumable Fuels - 0.0%†
	4,728,525(l)	ANR, Inc., 3/31/23	$22,224
	921(a)(m)	Contura Energy, Inc.	1,023
		Total Oil, Gas & Consumable Fuels	$23,247
		Transportation - 0.0%†
	17,624(a)(n)	Syncreon Group, 10/01/24	$–
		Total Transportation	$–
		TOTAL RIGHTS/WARRANTS
		(Cost $598,118)	$29,249
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.1%
		(Cost $627,535,986)	$647,405,755
		OTHER ASSETS AND LIABILITIES - 1.9%	$12,293,820
		NET ASSETS - 100.0%	$659,699,575

bps	Basis Points.
CMT	Constant Maturity Rate Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $456,558,034, or 69.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2021.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(k)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(l)	ANR, Inc., 3/31/23 warrants are exercisable into 4,728,525 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(n)	Syncreon Group warrants are exercisable into 17,624 shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 8,504	$ 39,489
Bantry Re 2016	2/6/2019	80,600	80,600
Bantry Re 2017	2/6/2019	29,232	29,221
Bantry Re 2018	2/6/2019	4,551	4,560
Bantry Re 2019	2/1/2019	–	13,585
Berwick Re 2018-1	1/10/2018	410,080	261,957

Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	127,519	127,528
Blue Lotus Re 2018	12/20/2017	–	5,760
Caelus Re V	5/4/2018	450,000	112,500
Caelus Re V	4/27/2017	750,000	66
Carnoustie Re 2017	1/5/2017	356,635	197,700
Cypress Re 2017	1/24/2017	3,361	100
Dartmouth Re 2018	1/18/2018	225,619	117,187
Dingle Re 2019	3/4/2019	–	5,131
Eden Re II	12/15/2017	896	10,328
Eden Re II	1/22/2019	921	30,583
Eden Re II	1/23/2018	867	24,909
Formby Re 2018	7/9/2018	59,220	70,767
Gleneagles Re 2016	1/14/2016	–	74,880
Gleneagles Re 2018	12/27/2017	32,109	47,320
Gloucester Re 2018	1/2/2018	94,770	102,927
Harambee Re 2018	12/19/2017	109,265	26,040
Harambee Re 2019	4/24/2019	–	8,956
International Bank for Reconstruction & Development	2/2/2018	245,000	245,000
Limestone Re 2016-1	12/15/2016	1,980	1,200
Limestone Re 2016-1	12/15/2016	1,980	1,200
Limestone Re 2019-2	6/20/2018	36,721	63,746
Lorenz Re 2018	6/26/2018	183,960	9,520
Lorenz Re 2019	7/10/2019	133,882	27,122
Merion Re 2018-2	12/28/2017	37,037	148,950
Oakmont Re 2017	5/10/2017	–	14,700
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2016-2	5/31/2016	–	3,567
Pangaea Re 2018-1	1/11/2018	71,503	10,527
Pangaea Re 2018-3	5/31/2018	120,430	10,372
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	11,030	13,225
Portrush Re 2017	6/12/2017	575,239	478,575
Resilience Re	4/13/2017	2,614	80
Seminole Re 2018	1/2/2018	2,876	8,408
St. Andrews Re 2017-1	1/5/2017	67,748	67,800
St. Andrews Re 2017-4	3/31/2017	–	85,509
Thopas Re 2018	12/12/2017	33,941	–
Thopas Re 2019	12/21/2018	22,734	23,700
Versutus Re 2017	1/5/2017	72,865	15,290
Versutus Re 2018	1/31/2018	5,681	1,260
Versutus Re 2019-A	1/28/2019	–	15,965
Versutus Re 2019-B	12/24/2018	–	2,125
Viribus Re 2018	12/22/2017	24,465	–
Viribus Re 2019	3/25/2019	–	5,223
Walton Health Re 2018	6/25/2018	291,732	139,031
Woburn Re 2018	3/20/2018	151,224	37,391
Woburn Re 2019	1/30/2019	126,803	141,371
Total Restricted Securities			$3,274,028
% of Net assets			0.5%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,670,357	EUR	(1,407,750)	State Street Bank & Trust Co.	2/25/21	$(38,391)
USD	1,969,995	EUR	(1,620,000)	State Street Bank & Trust Co.	4/28/21	802
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(37,589)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
1,619,800	Markit CDX North America High Yield Series 32	Receive	5.00%	12/20/24	$ (3,825)	$ 149,952	$ 146,127
9,620,000	Markit CDX North America High Yield Series 35	Receive	5.00%	12/20/25	593,073	231,680	824,753
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$589,248	$ 381,632	$ 970,880
TOTAL SWAP CONTRACTS					$589,248	$ 381,632	$ 970,880

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$610,242	$–	$209,012		$819,254
All Other Common Stock	2,404,185	–	–		2,404,185
Convertible Preferred Stock	2,254,084	–	–		2,254,084
Collateralized Mortgage Obligation	–	132,651	–		132,651
Convertible Corporate Bonds	–	21,613,090	–		21,613,090
Corporate Bonds	–	575,885,833	–		575,885,833
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.	–	112,500	66		112,566
Collateralized Reinsurance
Multiperil - Worldwide	–	–	741,551		741,551
Windstorm - Florida	–	–	549,342		549,342
Windstorm - U.S. Regional	–	–	14,700		14,700
Reinsurance Sidecars
Multiperil - U.S.	–	–	232,696		232,696
Multiperil - Worldwide	–	–	1,378,173		1,378,173
All Other Insurance-Linked Security	–	245,000	–		245,000
Senior Secured Floating Rate Loan Interests	–	11,975,131	–		11,975,131
U.S. Government and Agency Obligations	–	29,018,250	–		29,018,250
Rights/Warrants
Health Care Providers & Services	–	–	6,002		6,002
Oil, Gas & Consumable Fuels	1,023	22,224	–		23,247
Transportation	–	–	–	*	–	*
Total Investments in Securities	$5,269,534	$639,004,679	$3,131,542		$647,405,755
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(37,589)	$–		$(37,589)
Swap contracts, at value	$–	$970,880	$–		$970,880
Total Other Financial Instruments	$–	$933,291	$–		$933,291

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance- Linked Securities	Rights/ Warrants		Total
Balance as of 10/31/20	$209,012	$4,360,427	$—	**	$4,569,439
Realized gain (loss)	--	(4,385)	--		(4,385)
Change in unrealized appreciation (depreciation)	--	(60,742)	2,820		(57,922)
Accrued discounts/premiums	--	5,657	--		-5,657
Purchases	--	--	--		--
Sales	--	(1,384,430)	--		(1,384,430)
Transfers in to Level 3*	--	--	3,183		3,183
Transfers out of Level 3*	--	--	--		–
Balance as of 1/31/21	$209,012	$2,916,528	$6,002		$3,131,542

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2021, there were no transfers in or out of Level 3.
**     Security valued at $0.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $(23,511).